Notes relating to the consolidated statement of financial position - Share-based payments - Overview (Details)		1 Months Ended							12 Months Ended
	Dec. 21, 2018 EUR (€) Y	Dec. 31, 2018 EUR (€) EquityInstruments Y	Jun. 30, 2018 EUR (€) EquityInstruments Y	Dec. 31, 2017 EUR (€) EquityInstruments Y	Jun. 30, 2017 EUR (€) EquityInstruments Y	Dec. 31, 2016 EUR (€) EquityInstruments Y	Jun. 30, 2016 EUR (€) EquityInstruments Y	May 31, 2016 EUR (€) EquityInstruments Y	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments		861,575	178,900	653,825	120,536	363,226	60,000	288,950	1,040,475	774,361	712,176
Average fair value of options		€ 44.49	€ 32.12	€ 37.10	€ 7.90	€ 7.25	€ 5.46	€ 5.32	€ 44.49	€ 37.10	€ 7.25
Share price		82.20	72.00	53.50	17.76	14.96	11.36	11.10
Exercise price		€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 14.13	€ 11.38	€ 11.47	86.32	21.17	14.13
Expected volatility		46.20%	45.50%	36.10%	36.60%	38.00%	39.60%	40.20%
Riskfree interest rate		0.77%	0.72%	0.53%	0.61%	0.67%	0.46%	0.52%
Total share based payment expense									€ 19,200,000	4,300,000	2,300,000
Vesting period									24 months
Average expected option life (in years) | Y		10	7.36	10	10	10	10	10
Time period for beneficiaries to choose contractual term (in days)	60 days
Total fair value of grant		€ 44.49	€ 32.12	€ 37.10	€ 7.90	€ 7.25	€ 5.46	€ 5.32	€ 44.49	€ 37.10	€ 7.25
Share options granted (as a percent)	100.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options	€ 38,300,000
Average expected option life (in years) | Y	10
Total fair value of grant	€ 38,300,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options	€ 27,700,000
Average expected option life (in years) | Y	5
Total fair value of grant	€ 27,700,000